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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        August 15, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       57
                                        ------------------
Form 13F Information Table Value Total:      28,166
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1	Column 2	Column 3	Column 4	Column 5			Column 6Column 7Column 8
Name of Issuer	Title of 	Cusip		Value	SHARES/	SH/PRN	PUT/	INVSTMT	OTHER	VOTING	AUTH
		Class		 		(X$1000)	PRN AMT	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
20+ yr Treasury Bond	COM	464287432	119	956	SH		SOLE		956
Aaron's Inc.		COM	002535300	564	19940	SH		SOLE		19940
Abbott Laboratories	COM	002824100	850	13197	SH		SOLE		13197
Aetna Inc.		COM	00817Y108	311	8040	SH		SOLE		8040
Alerian MLP ETF		COM	00162Q866	341	21365	SH		SOLE		21365
Ameriprise Financial	COM	03076c106	666	12750	SH		SOLE		12750
Apple Computer Inc.	COM	037833100	135	232	SH		SOLE		232
Avnet Inc		COM	053807103	901	29210	SH		SOLE		29210
Baker Hughes Inc.	COM	057224107	570	13870	SH		SOLE		13870
Broadcom Corporation	COM	111320107	324	9610	SH		SOLE		9610
Celgene Corp.		COM	151020104	1067	16635	SH		SOLE		16635
Cisco Systems Inc.	COM	17275R102	33	1944	SH		SOLE		1944
Cummins Inc.		COM	231021106	316	3270	SH		SOLE		3270
Deere & Co.		COM	244199105	694	8590	SH		SOLE		8590
Direct TV		COM	25490A101	747	15320	SH		SOLE		15320
DuPont de Nemour	COM	263534109	686	13585	SH		SOLE		13585
EMC Corporation		COM	268648102	685	26758	SH		SOLE		26758
Eaton Corporation	COM	278058102	557	14070	SH		SOLE		14070
Exxon Mobil Corporati	COM	30231G102	777	9088	SH		SOLE		9088
General Electric Co	COM	369604103	760	36514	SH		SOLE		36514
HCP Inc.		COM	40414L109	190	4310	SH		SOLE		4310
Helmerich & Payne, Inc.	COM	423452101	238	5480	SH		SOLE		5480
Hewlett-Packard Co	COM	428236103	1107	55070	SH		SOLE		55070
Hospira Inc		COM	441060100	856	24475	SH		SOLE		24475
Intel Corporation	COM	458140100	377	14159	SH		SOLE		14159
JPMorgan Chase & Co	COM	46625H100	96	2700	SH		SOLE		2700
Jabil Circuit Inc.	COM	466313103	221	10885	SH		SOLE		10885
Johnson & Johnson	COM	478160104	654	9690	SH		SOLE		9690
McDonalds Corporatio	COM	580135101	15	170	SH		SOLE		170
Merck & Co. Inc.	COM	58933Y105	1394	33393	SH		SOLE		33393
MetLife Inc.		COM	59156R108	740	24005	SH		SOLE		24005
Microsemi Corporation	COM	595137100	96	5215	SH		SOLE		5215
Microsoft Corporation	COM	594918104	1326	43368	SH		SOLE		43368
Mosaic Co.		COM	61945C103	324	5920	SH		SOLE		5920
National Oilwell Varco	COM	637071101	282	4380	SH		SOLE		4380
NetGear Inc.		COM	64111Q104	81	2350	SH		SOLE		2350
Network Appliance In	COM	64110D104	266	8380	SH		SOLE		8380
Newmont Mining Corp.	COM	651639106	913	18835	SH		SOLE		18835
Norfolk Southern Corp.	COM	655844108	706	9845	SH		SOLE		9845
Occidental Petroleum	COM	674599105	659	7690	SH		SOLE		7690
Paccar Inc.		COM	693718108	636	16240	SH		SOLE		16240
Parker-Hannifin Corp	COM	701094104	639	8315	SH		SOLE		8315
Peabody Energy Corp.	COM	704549104	235	9585	SH		SOLE		9585
ProShares Short S&P 500	COM	74347R503	101	2780	SH		SOLE		2780
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